Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	67 Months Ended	117 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000143747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Energy Fund - Class A Shares
Average Annual Return, Percent	(5.36%)	19.60%			4.44%
C000167220
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Energy Fund - Class C Shares
Average Annual Return, Percent	(1.17%)	20.13%		6.04%
C000218733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Energy Fund - Institutional Shares
Without Sales Load [Member] | C000143747
Average Annual Return [Line Items]
Average Annual Return, Percent	0.41%	21.02%			5.05%
Without Sales Load [Member] | C000167220
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.32%)	20.13%		6.04%
Without Sales Load [Member] | C000218733
Average Annual Return [Line Items]
Average Annual Return, Percent	0.68%	21.33%	20.86%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.28%			14.63%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.28%		15.39%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.28%	18.93%
S&P 500 Energy Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
Average Annual Return, Percent	(1.81%)	24.80%			7.18%
S&P 500 Energy Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
Average Annual Return, Percent	(1.81%)	24.80%		8.22%
S&P 500 Energy Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
Average Annual Return, Percent	(1.81%)	24.80%	23.02%